Capital Stock (Details) - $ / shares	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Common stock shares, authorized	300,000,000	5,000,000	300,000,000	1,000,000
Common stock shares, par value	$ 0.0001	$ 0.01	$ 0.0001	$ 0.0001
Common stock, shares outstanding	50,874,089		16,320,839	429,235
Common stock shares, issued	50,874,089		16,320,839	429,235
Surfside Acquisition Inc.
Class of Stock [Line Items]
Preferred stock shares, authorized		10,000,000	10,000,000	10,000,000
Preferred stock shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares issued		0	0	0
Preferred stock shares outstanding		0	0	0
Common stock shares, authorized		50,000,000	50,000,000	50,000,000
Common stock shares, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding		5,000,000	5,000,000	5,000,000
Common stock shares, issued		5,000,000	5,000,000	5,000,000